Common and Preferred Stock, Additional Paid-In Capital and Dividends, Reverse Stock Split (Details) $ in Thousands					6 Months Ended
	Jun. 26, 2026	Apr. 09, 2026	Feb. 12, 2026	Dec. 02, 2025	Jun. 30, 2026 USD ($)
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Dividends paid to common stock holders					$ 0
Reverse stock split ratio	0.04	0.1	0.128	0.033